Licensing Arrangement (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 02, 2019	Jan. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Royalty income				$ 45	$ 184
Amortization period				5 years 4 months 24 days
Adult Indication [Member]
Statement Line Items [Line Items]
Transaction price				$ 23,600
Percentage of Future revenue stream				84.00%
Pediatric Indication [Member]
Statement Line Items [Line Items]
Transaction price				$ 400
Percentage of Future revenue stream				16.00%
Discounted Cash Flow [member]
Statement Line Items [Line Items]
Transaction price				$ 24,000
FDA Approval [Member]
Statement Line Items [Line Items]
Transaction price				5,000
Macrilen [Member]
Statement Line Items [Line Items]
One-time payments				$ 5,000
License Agreement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Royalty percentage				5.00%
License Agreement [Member] | Macrilen [Member] | Net Sales Up to $75,000 [Member]
Statement Line Items [Line Items]
Royalty percentage				15.00%
License Agreement [Member] | Macrilen [Member] | Net Sales Above $75,000 [Member]
Statement Line Items [Line Items]
Royalty percentage				18.00%
License and Assignment Agreement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Commercial milestones of achievement description			In addition, the Company will also receive one-time payments ranging from $4,000 to $100,000 upon the achievement of commercial milestones going from $25,000 annual net sales up to $500,000 annual net sales.
License and Assignment Agreement [Member] | Macrilen [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
One-time payments			$ 4,000
Commercial milestones from annual net sales			25,000
License and Assignment Agreement [Member] | Macrilen [Member] | Top of range [Member]
Statement Line Items [Line Items]
One-time payments			100,000
Commercial milestones from annual net sales			$ 500,000
PIP Study [Member]
Statement Line Items [Line Items]
Licensee costs				$ 979	358
Supply Chain Arrangement [Member]
Statement Line Items [Line Items]
Supply chain costs				$ 1,159	$ 2,167
Zoptrex License Agreement [Member]
Statement Line Items [Line Items]
One-time, non-refundable payment	$ 1,000
Deferred revenues net of amortization						$ 541
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing				70.00%
Strongbridge Ireland Limited [Member]
Statement Line Items [Line Items]
Proceeds from cash payments		$ 24,000